Related Party and Party-in-Interest Transactions - Additional Information (Detail) - EBP 004 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, number of shares	1,609,840	1,807,780
Employee benefit plan, investment, fair value, total	$ 859,315,926	$ 794,598,084
Employee Benefit Plan, Trustee [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, change in net asset available for benefit, decrease for management fee expense	$ 871,195
Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, number of shares	1,621,384	1,815,507
Employee benefit plan, investment, fair value, total	$ 33,497,793	$ 40,867,063
Employee benefit plan investment value of shares purchased	4,544,714
Employee benefit plan investment value of shares sold	9,109,558
Employee benefit plan interests in master trust dividends received	$ 1,616,408